SIGNIFICANT ACCOUNTING POLICIES (Details 5) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Other intangible assets
Weighted-average useful life of other amortizable assets	14 years	14 years
Total amortization expense related to other intangible assets	$ 305	$ 293	$ 237
Future estimated amortization expense related to amortizable other identifiable intangible assets
2015	299
2016	295
2017	292
2018	286
2019	$ 273
Customer relationships
Other intangible assets
Weighted-average useful life of other amortizable assets	14 years
Trademarks
Other intangible assets
Weighted-average useful life of other amortizable assets	14 years
Patents
Other intangible assets
Weighted-average useful life of other amortizable assets	14 years
Other technology
Other intangible assets
Weighted-average useful life of other amortizable assets	8 years